UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     14102


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC  COMMON              007903107      284    39943 X        SOLE                    39943
ADVANCED MICRO DEVICES INC  NOTE                007903AL1     1919  1941000 X        SOLE                  1941000
ADVANCED MICRO DEVICES INC  NOTE                007903AN7      553   541000 X        SOLE                   541000
AIRGAS INC                  COMMON              009363102     2251    33127 X        SOLE                    33127
AMBAC FINL GROUP INC        PREFERRED           023139702       10     1248 X        SOLE                     1248
AVIS BUDGET GROUP           COMMON              053774105      118    10126 X        SOLE                    10126
AVIS BUDGET GROUP           OPTION              053774905       16      127     X    SOLE                      127
CHARTER COMMUNICATIONS INC  COMMON              16117M305       93     2847 X        SOLE                     2847
CIT GROUP INC               COMMON              125581801     1046    25614 X        SOLE                    25614
CIT GROUP INC               OPTION              125581901      181      184     X    SOLE                      184
COCA COLA ENTERPRISES INC   COMMON              191219104       55     1760 X        SOLE                     1760
DOLLAR THRIFTY AUTOMOTIVE GPOPTION              256743955        1      121     X    SOLE                      121
DYNEGY INC                  COMMON              26817G300      239    49044 X        SOLE                    49044
EXXON MOBIL CORP            COMMON              30231G102     1122    18152 X        SOLE                    18152
EXXON MOBIL CORP            OPTION              30231G952        1      181     X    SOLE                      181
HEWLETT PACKARD CO          OPTION              428236903       29      122     X    SOLE                      122
LIBERTY MEDIA CORP          COMMON              53071M708      467     7185 X        SOLE                     7185
NETEZZA CORP                COMMON              64111N101      314    11638 X        SOLE                    11638
POTASH CORP SASK INC        COMMON              73755L107     3461    24031 X        SOLE                    24031
POTASH CORP SASK INC        OPTION              73755L907      118      124     X    SOLE                      124
SPDR S&P 500 ETF TR         OPTION              78462F953       15       49     X    SOLE                       49
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101     1364    59626 X        SOLE                    59626
TALECRIS BIOTHERAPEUTICS HLDOPTION              874227901       91      267     X    SOLE                      267
XERIUM TECHNOLOGIES INC     COMMON              98416J118      354    26826 X        SOLE                    26826